Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by/ (used in) operating activities	¥ 75,810	$ 11,619	¥ (25,758)	¥ (97,925)
Net cash used in investing activities	(144,415)	(22,133)	(88,966)	(139,206)
Net cash provided by/ (used in) financing activities	315	48	(33,883)	614,884
Effect of exchange rate changes	(7,054)	(1,081)	3,504	(9,352)
Net increase/ (decrease) in cash and cash equivalents and restricted cash	(75,344)	(11,547)	(145,103)	368,401
Cash, cash equivalents and restricted cash at the beginning of year	431,574	66,142	576,677	208,276
Cash, cash equivalents and restricted cash at the end of year	356,230	54,595	431,574	576,677
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by/ (used in) operating activities	(17,412)	(2,669)	15,273	16,052
Net cash used in investing activities	(6,525)	(1,000)	(95,412)	(535,995)
Net cash provided by/ (used in) financing activities	5,257	806	(33,845)	614,884
Effect of exchange rate changes	(3,686)	(565)	(9,763)	24,866
Net increase/ (decrease) in cash and cash equivalents and restricted cash	(22,366)	(3,428)	(123,747)	119,807
Cash, cash equivalents and restricted cash at the beginning of year	114,489	17,546	238,236	118,429
Cash, cash equivalents and restricted cash at the end of year	¥ 92,123	$ 14,118	¥ 114,489	¥ 238,236